Acquisitions - Supplemental Pro Forma Information of Acquisitions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012
Business Combinations [Abstract]
Revenue	$ 916,201	$ 976,797
Net loss	$ (103,679)	$ (45,976)